Goodwill and Intangible Assets - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	$ 456,380	$ 456,380	$ 456,380
Foreign currency translation	0	0	0
Balance at end of year	456,380	456,380	456,380
Balance at beginning of year	89,769	98,818	107,669
Total foreign currency translation	50	(137)	10
Amortization of intangible assets	(7,906)	(8,912)	(8,861)
Balance at end of year	81,913	89,769	98,818
Definite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	80,214	89,263	98,114
Foreign currency translation	50	(137)	10
Amortization of intangible assets	(7,906)	(8,912)	(8,861)
Balance at end of year	72,358	80,214	89,263
Indefinite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	9,555	9,555	9,555
Foreign currency translation	0	0	0
Balance at end of year	$ 9,555	$ 9,555	$ 9,555